Contracts with Customers - Contract Assets and Liabilities (Details) $ in Millions	Dec. 31, 2025 USD ($) rig	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 132.9	$ 107.7
Non-current accrued revenue	9.9	1.5
Total contract assets	142.8	109.2	$ 76.0
Contract with Customer, Liability [Abstract]
Advances from customers	(19.5)	(15.9)
Short-term deferred mobilization, demobilization and other revenue	(24.2)	(27.1)
Long-term deferred mobilization, demobilization and other revenue	(29.5)	(21.0)
Total contract liabilities (4)	$ (73.2)	(64.0)	$ (116.1)
Contracts from customer advances | rig	4
Advances from contract with customer, liability		15.9
Deferred demobilization revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 8.5	1.0
Non-current accrued revenue	9.9	1.5
Deferred variable rate revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	6.9	20.4
Liquidated damages
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 1.5	$ 0.0